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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21425

                       Pioneer Series Trust I
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Oak Ridge Large Cap Growth Fund

 Schedule of Investments 8/31/12

 Shares

 COMMON STOCKS - 91.2%

 Energy - 4.7%

 Oil & Gas Equipment & Services - 1.5%

 17,940

 Schlumberger, Ltd.

 $

 1,298,497

 Oil & Gas Exploration & Production - 3.2%

 10,395

 Concho Resources, Inc. *

 $

 932,847

 67,630

 Denbury Resources, Inc. *

 1,047,589

 28,520

 Southwestern Energy Co. *

 887,828

 $

 2,868,264

 Total Energy

 $

 4,166,761

 Materials - 2.1%

 Industrial Gases - 2.1%

 17,500

 Praxair, Inc.

 $

 1,846,250

 Total Materials

 $

 1,846,250

 Capital Goods - 12.1%

 Aerospace & Defense - 4.3%

 11,810

 Precision Castparts Corp.

 $

 1,902,355

 24,235

 United Technologies Corp.

 1,935,165

 $

 3,837,520

 Electrical Components & Equipment - 2.3%

 59,577

 AMETEK, Inc.

 $

 2,044,087

 Industrial Conglomerates - 2.8%

 47,155

 Danaher Corp.

 $

 2,526,093

 Industrial Machinery - 2.7%

 41,120

 Illinois Tool Works, Inc.

 $

 2,438,005

 Total Capital Goods

 $

 10,845,705

 Consumer Durables & Apparel - 3.1%

 Apparel, Accessories & Luxury Goods - 3.1%

 30,880

 Coach, Inc.

 $

 1,795,054

 6,560

 VF Corp.

 1,001,581

 $

 2,796,635

 Total Consumer Durables & Apparel

 $

 2,796,635

 Retailing - 13.8%

 Internet Retail - 1.2%

 1,840

 priceline.com, Inc. *

 $

 1,112,409

 Department Stores - 1.8%

 28,350

 Nordstrom, Inc.

 $

 1,639,480

 General Merchandise Stores - 1.7%

 31,705

 Dollar Tree, Inc. *

 $

 1,527,230

 Apparel Retail - 3.5%

 68,150

 TJX Companies, Inc.

 $

 3,120,588

 Specialty Stores - 2.0%

 63,585

 Sally Beauty Holdings, Inc. *

 $

 1,748,588

 Automotive Retail - 1.8%

 18,545

 O'Reilly Automotive, Inc. *

 $

 1,575,398

 Homefurnishing Retail - 1.8%

 24,060

 Bed Bath & Beyond, Inc. *

 $

 1,616,110

 Total Retailing

 $

 12,339,803

 Food, Beverage & Tobacco - 4.2%

 Soft Drinks - 2.4%

 29,395

 PepsiCo, Inc.

 $

 2,129,080

 Packaged Foods & Meats - 1.8%

 22,655

 Mead Johnson Nutrition Co.

 $

 1,661,291

 Total Food, Beverage & Tobacco

 $

 3,790,371

 Household & Personal Products - 1.9%

 Household Products - 1.9%

 31,695

 Church & Dwight Co., Inc.

 $

 1,734,984

 Total Household & Personal Products

 $

 1,734,984

 Health Care Equipment & Services - 7.4%

 Health Care Equipment - 2.9%

 26,240

 Baxter International, Inc.

 $

 1,539,763

 2,185

 Intuitive Surgical, Inc. *

 1,074,561

 $

 2,614,324

 Health Care Services - 2.5%

 35,520

 Express Scripts Holding Co. *

 $

 2,224,262

 Health Care Technology - 2.0%

 24,600

 Cerner Corp. *

 $

 1,799,244

 Total Health Care Equipment & Services

 $

 6,637,830

 Pharmaceuticals, Biotechnology & Life Sciences - 9.3%

 Biotechnology - 4.8%

 24,495

 Celgene Corp. *

 $

 1,764,620

 44,445

 Gilead Sciences, Inc. *

 2,564,032

 $

 4,328,652

 Pharmaceuticals - 4.5%

 29,485

 Abbott Laboratories, Inc.

 $

 1,932,447

 31,310

 Johnson & Johnson, Inc.

 2,111,233

 $

 4,043,680

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,372,332

 Diversified Financials - 4.9%

 Specialized Finance - 1.7%

 11,285

 IntercontinentalExchange, Inc. *

 $

 1,542,660

 Asset Management & Custody Banks - 2.0%

 15,395

 Affiliated Managers Group, Inc. *

 $

 1,810,760

 Investment Banking & Brokerage - 1.2%

 10,145

 The Goldman Sachs Group, Inc.

 $

 1,072,529

 Total Diversified Financials

 $

 4,425,949

 Software & Services - 14.8%

 Internet Software & Services - 1.1%

 1,490

 Google, Inc. *

 $

 1,020,784

 IT Consulting & Other Services - 5.9%

 13,125

 Cognizant Technology Solutions Corp. *

 $

 843,675

 22,920

 International Business Machines Corp.

 4,465,962

 $

 5,309,637

 Data Processing & Outsourced Services - 2.4%

 16,710

 Visa, Inc.

 $

 2,143,058

 Application Software - 1.3%

 14,785

 Citrix Systems, Inc. *

 $

 1,148,647

 Systems Software - 4.1%

 31,415

 Check Point Software Technologies, Ltd. *

 $

 1,447,917

 69,555

 Oracle Corp.

 2,201,416

 $

 3,649,333

 Total Software & Services

 $

 13,271,459

 Technology Hardware & Equipment - 11.6%

 Communications Equipment - 3.1%

 45,320

 Qualcomm, Inc.

 $

 2,785,367

 Computer Hardware - 6.9%

 9,250

 Apple, Inc.

 $

 6,153,470

 Computer Storage & Peripherals - 1.6%

 54,255

 EMC Corp. *

 $

 1,426,364

 Total Technology Hardware & Equipment

 $

 10,365,201

 Semiconductors & Semiconductor Equipment - 1.3%

 Semiconductors - 1.3%

 30,185

 Altera Corp.

 $

 1,126,806

 Total Semiconductors & Semiconductor Equipment

 $

 1,126,806

 TOTAL COMMON STOCKS

 (Cost $56,487,984)

 $

 81,720,086

 Principal Amount ($)

 TEMPORARY CASH INVESTMENT - 8.3%

 Repurchase Agreement - 8.3%

 7,445,000

 Bank of Nova Scotia, Inc., 0.17%, dated 8/31/12, repurchase price of $7,445,000 plus accrued interest on 9/4/12 collateralized by $7,594,102 U.S.

 $

 7,445,000

 Treasury Note, 1.875%, 2/28/14

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $7,445,000)

 $

 7,445,000

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $63,932,984) (a)

 $

 89,165,086

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 432,264

 TOTAL NET ASSETS - 100.0%

 $

 89,597,350

 *

 Non-income producing security.

 (a)

 At August 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $63,932,984 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

         26,817,767

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

         (1,585,665)

 Net unrealized gain

 $

 25,232,102

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of August 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
81,720,086

$
-

$
-

$
81,720,086

 Repurchase Agreements

-

7,445,000

-

7,445,000

 Total

$
81,720,086

$
7,445,000

$
-

$
89,165,086

 Pioneer Oak Ridge Small Cap Growth Fund

 Schedule of Investments 8/31/2012 (unaudited)

 Shares

 COMMON STOCKS - 94.9%

 Energy - 6.0%

 Oil & Gas Exploration & Production - 6.0%

 767,300

 Approach Resources, Inc. *

 $

 22,052,202

 830,000

 Gulfport Energy Corp. *

 21,829,000

 759,000

 Oasis Petroleum, Inc. *

 22,261,470

 1,739,700

 SandRidge Energy, Inc. *

 11,429,829

 $

 77,572,501

 Total Energy

 $

 77,572,501

 Materials - 0.1%

 Specialty Chemicals - 0.1%

 188,483

 GSE Holding, Inc. *

 $

 1,545,561

 Total Materials

 $

 1,545,561

 Capital Goods - 19.9%

 Aerospace & Defense - 3.7%

 1,817,593

 The KEYW Holding Corp. *

 $

 20,466,097

 464,483

 Triumph Group, Inc.

 27,604,225

 $

 48,070,322

 Building Products - 2.6%

 615,466

 AO Smith Corp.

 $

 33,672,145

 Industrial Machinery - 10.1%

 578,800

 Actuant Corp.

 $

 16,275,856

 677,930

 Altra Holdings, Inc. *

 12,480,691

 297,679

 CLARCOR, Inc.

 14,330,267

 1,017,500

 Colfax Corp. *

 33,465,575

 217,604

 Middleby Corp. *

 25,057,101

 511,300

 Robbins & Myers, Inc.

 30,585,966

 $

 132,195,456

 Trading Companies & Distributors - 3.5%

 719,200

 Beacon Roofing Supply, Inc. *

 $

 20,238,288

 337,000

 Watsco, Inc.

 25,430,020

 $

 45,668,308

 Total Capital Goods

 $

 259,606,231

 Commercial Services & Supplies - 4.6%

 Environmental & Facilities Services - 2.0%

 200,000

 Heritage-Crystal Clean, Inc. *

 $

 3,598,000

 760,995

 Waste Connections, Inc. *

 22,030,805

 $

 25,628,805

 Diversified Support Services - 1.6%

 214,899

 Portfolio Recovery Associates, Inc. *

 $

 21,565,115

 Human Resource & Employment Services - 1.0%

 782,600

 WageWorks, Inc. *

 $

 13,351,156

 Total Commercial Services & Supplies

 $

 60,545,076

 Transportation - 0.4%

 Trucking - 0.4%

 262,500

 Roadrunner Transportation Systems, Inc. *

 $

 4,588,500

 Total Transportation

 $

 4,588,500

 Consumer Durables & Apparel - 6.4%

 Apparel, Accessories & Luxury Goods - 3.0%

 427,800

 The Warnaco Group, Inc. *

 $

 21,997,476

 742,745

 True Religion Apparel, Inc.

 17,224,257

 $

 39,221,733

 Footwear - 3.4%

 271,500

 Deckers Outdoor Corp. *

 $

 13,444,680

 664,440

 Wolverine World Wide, Inc.

 31,248,613

 $

 44,693,293

 Total Consumer Durables & Apparel

 $

 83,915,026

 Consumer Services - 2.4%

 Restaurants - 2.4%

 159,500

 Buffalo Wild Wings, Inc. *

 $

 12,246,410

 1,110,300

 Texas Roadhouse, Inc.

 19,063,851

 $

 31,310,261

 Total Consumer Services

 $

 31,310,261

 Retailing - 6.8%

 Distributors - 2.5%

 863,263

 LKQ Corp. *

 $

 32,579,546

 Apparel Retail - 2.2%

 492,900

 The Children's Place Retail Stores, Inc. *

 $

 28,065,726

 Specialty Stores - 2.1%

 515,100

 Vitamin Shoppe, Inc. *

 $

 27,614,511

 Total Retailing

 $

 88,259,783

 Health Care Equipment & Services - 14.5%

 Health Care Equipment - 3.9%

 292,582

 IDEXX Laboratories, Inc. *

 $

 27,812,845

 429,200

 Sirona Dental Systems, Inc. *

 22,807,688

 $

 50,620,533

 Health Care Supplies - 4.5%

 1,120,500

 Align Technology, Inc. *

 $

 38,040,974

 279,305

 Haemonetics Corp. *

 20,576,399

 $

 58,617,373

 Health Care Distributors - 2.2%

 280,335

 MWI Veterinary Supply, Inc. *

 $

 28,263,375

 Health Care Services - 3.9%

 199,541

 Catamaran Corp. *

 $

 17,389,998

 978,300

 HMS Holdings Corp. *

 33,712,218

 200,000

 Sharps Compliance Corp. *

 578,000

 $

 51,680,216

 Total Health Care Equipment & Services

 $

 189,181,497

 Pharmaceuticals, Biotechnology & Life Sciences - 6.1%

 Pharmaceuticals - 6.1%

 1,860,200

 Akorn, Inc. *

 $

 25,745,168

 759,200

 Questcor Pharmaceuticals, Inc. *

 32,979,648

 483,800

 Salix Pharmaceuticals, Ltd. *

 21,267,848

 $

 79,992,664

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 79,992,664

 Banks - 2.1%

 Regional Banks - 2.1%

 1,106,858

 BankUnited, Inc. *

 $

 27,948,164

 Total Banks

 $

 27,948,164

 Diversified Financials - 3.5%

 Asset Management & Custody Banks - 1.8%

 192,500

 Affiliated Managers Group, Inc. *

 $

 22,641,850

 Investment Banking & Brokerage - 1.7%

 687,780

 Stifel Financial Corp. *

 $

 22,476,650

 Total Diversified Financials

 $

 45,118,500

 Insurance - 1.1%

 Property & Casualty Insurance - 1.1%

 159,855

 ProAssurance Corp.

 $

 14,263,862

 Total Insurance

 $

 14,263,862

 Software & Services - 18.2%

 Internet Software & Services - 2.2%

 1,596,800

 Dice Holdings, Inc. *

 $

 12,742,464

 837,900

 Vocus, Inc. *

 16,272,018

 $

 29,014,482

 IT Consulting & Other Services - 1.1%

 859,075

 Virtusa Corp. *

 $

 14,518,368

 Data Processing & Outsourced Services - 4.1%

 575,567

 Cardtronics, Inc. *

 $

 16,259,768

 567,310

 Wright Express Corp. *

 37,351,690

 $

 53,611,458

 Application Software - 8.1%

 422,250

 ANSYS, Inc. *

 $

 29,430,825

 192,840

 Ellie Mae, Inc. *

 4,969,487

 505,500

 Informatica Corp. *

 16,479,300

 596,700

 RealPage, Inc. *

 15,221,817

 307,500

 SolarWinds, Inc. *

 16,875,600

 542,100

 Solera Holdings, Inc. *

 22,296,573

 $

 105,273,602

 Systems Software - 2.7%

 376,270

 MICROS Systems, Inc. *

 $

 19,061,838

 522,424

 Opnet Technologies, Inc.

 16,310,077

 $

 35,371,915

 Total Software & Services

 $

 237,789,825

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.7%

 706,700

 Finisar Corp. *

 $

 9,710,058

 Total Technology Hardware & Equipment

 $

 9,710,058

 Semiconductors & Semiconductor Equipment - 2.1%

 Semiconductors - 2.1%

 515,442

 Hittite Microwave Corp. *

 $

 26,993,698

 Total Semiconductors & Semiconductor Equipment

 $

 26,993,698

 TOTAL COMMON STOCKS

 (Cost $978,405,807)

 $

 1,238,341,207

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 5.6%

 Repurchase Agreements - 5.6%

 18,235,000

 Deutsche Bank AG, 0.19%, dated 8/31/12, repurchase price of

 $18,235,000 plus accrued interest on 9/4/12 collateralized by the following:

    $1,988,448 U.S. Treasury Bonds, 7.125-7.625%, 2/15/23-2/15/25

    $16,611,258 U.S. Treasury Strip, 0.0%, 11/15/22-5/15/42

 $

 18,235,000

 18,235,000

 Bank of Nova Scotia, Inc., 0.17%, dated 8/31/12, repurchase price of

 $18,235,000 plus accrued interest on 9/4/12 collateralized by $18,600,089

 U.S. Treasury Note, 1.875%, 2/28/14

 18,235,000

 18,235,000

 JPMorgan, Inc., 0.19%, dated 8/31/12, repurchase price of $18,235,000 plus accrued interest on 9/4/12 collateralized by $18,600,119 Federal

 National Mortgage Association, 3.0-5.0%, 12/1/21-7/1/42

 18,235,000

 18,235,000

 TD Securities, Inc., 0.16%, dated 8/31/12, repurchase price of

 $18,235,000 plus accrued interest on 9/4/12 collateralized by

 $18,599,718 U.S. Treasury Bill, 0.0%, 12/13/12

 18,235,000

 $

 72,940,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $72,940,000)

 $

 72,940,000

 TOTAL INVESTMENT IN SECURITIES - 100.5%

 $

 1,311,281,207

 (Cost $1,051,345,807) (a)

 OTHER ASSETS & LIABILITIES - (0.5)%

 $

 (7,026,918)

 TOTAL NET ASSETS - 100.0%

 $

 1,304,254,289

 *

 Non-income producing security.

 (a)

 At August 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $1,053,571,201 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 312,234,968

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (54,524,962)

 Net unrealized gain

 $

 257,710,006

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of August 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,238,341,207

$
-

$
-

$
1,238,341,207

 Repurchase Agreements

-

72,940,000

-

72,940,000

 Total

$
1,238,341,207

$
72,940,000

$
-

$
1,311,281,207

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust I By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date October 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date October 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date October 30, 2012 * Print the name and title of each signing officer under his or her signature.